UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-04982

Heartland Group, Inc.

(Exact name of Registrant as specified in charter)

790 North Water Street, Suite 1200, Milwaukee, WI	53202
(Address of principal executive offices)	(Zip code)

Nicole J. Best

Heartland Group, Inc., 790 North Water Street, Suite 1200, Milwaukee, WI 53202

(Name and address of agent for service)

(With a copy to:)

Ellen Drought

Godfrey & Kahn, S.C., 833 East Michigan Street, Suite 1800, Milwaukee, WI 53202-5615

Registrant’s telephone number, including area code: (414) 347-7777

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission, not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)

HEARTLAND MID CAP VALUE FUND

INSTITUTIONAL CLASS : HNMDX

Annual Tailored Shareholder Report - December 31, 2025

FUND OVERVIEW

This annual shareholder report contains important information about Heartland Mid Cap Value Fund - Institutional Class for the period from January 1, 2025 to December 31, 2025.

You can find additional information about the Fund at https://www.heartlandadvisors.com/Strategies/Heartland-Mid-Cap-Value-Fund.  You can also request this information by contacting us at 800-432-7856 or by email at shareholderservices@heartlandfunds.com.

WHAT WERE THE FUND'S COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Heartland Mid Cap Value Fund - Institutional	$85	0.85%

HOW DID THE FUND PERFORM THIS PERIOD?

The Mid Cap Value Fund trailed the Russell Midcap® Value Index for the 12-month period ended December 31, 2025, a year in which lower-quality, speculative parts of the market continued to lead.

WHAT FACTORS INFLUENCED PERFORMANCE?

Stock selection was responsible for most of our underperformance last year, led by our Health Care and Consumer Discretionary names. The fact that our higher quality midcap holdings continued to lag junkier parts of the market contributed to our underperformance. So, too, did the fact that our portfolio is at the higher end of our historical “Quality Value” overweight.

Yet we continue to see opportunities in Quality, such as MarketAxess Holdings (MKTX), which owns and operates the largest e-trading platform in the U.S. for corporate bonds. Though MarketAxess pioneered electronic bond trading, peers launched new systems focused on portfolio trading (PT) rather than single-bond trading. The current CEO has led a multi-year initiative to invest in a competing PT product among other value-added tools. Trading data suggests MKTX is gaining share in key areas of the U.S. credit market.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?

The graph represents historical performance of a hypothetical investment of $500,000 in the Fund over the past ten years.

TOTAL RETURN BASED ON A $500,000 INVESTMENT

Heartland Mid Cap Value Fund - Institutional
Russell 3000® Index
Russell Midcap® Value Index
$1,950,000
$1,560,000
$1,170,000
$780,000
$390,000
$0
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024
2025
$1,900,581
$1,276,120
$1,271,075

	Heartland Mid Cap Value Fund - Institutional	Russell 3000® Index	Russell Midcap® Value Index
2015	$500,000	$500,000	$500,000
2016	$644,865	$563,675	$599,988
2017	$698,838	$682,783	$680,052
2018	$640,970	$646,993	$596,476
2019	$804,933	$847,684	$757,895
2020	$862,712	$1,024,747	$795,522
2021	$1,107,652	$1,287,708	$1,020,956
2022	$1,076,852	$1,040,379	$898,112
2023	$1,224,620	$1,310,428	$1,012,299
2024	$1,271,254	$1,622,412	$1,144,607
2025	$1,276,120	$1,900,581	$1,271,075

AVERAGE ANNUAL TOTAL RETURNS

Heartland Mid Cap Value Fund	1 Year	5 Year	10 Year
Mid Cap Value Fund - Institutional Class	0.38%	8.14%	9.82%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell Midcap® Value Index	11.05%	9.83%	9.78%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND STATISTICS

  Total Net Assets$470,372,507
  # of Portfolio Holdings63
  Portfolio Turnover Rate 72%
  Net Advisory Fees Paid$3,429,108

Past performance does not

guarantee future results.

Updated performance information

is available at

https://www.heartlandadvisors.com/Performance.

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

TOP TEN HOLDINGS (% of Net Assets)

Top 10	Top 10
Teledyne Technologies, Inc.	4.6%
Public Storage	3.5%
EOG Resources, Inc.	3.1%
Hershey Co.	3.1%
Becton Dickinson & Co.	3.1%
Exelon Corp.	3.1%
Donaldson Co., Inc.	3.0%
JB Hunt Transport Services, Inc.	2.8%
FirstEnergy Corp.	2.7%
PNC Financial Services Group, Inc.	2.6%

SECTOR WEIGHTINGS

(% of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	0.9%
Materials	5.3%
Energy	6.4%
Real Estate	6.7%
Consumer Discretionary	7.8%
Utilities	8.7%
Consumer Staples	9.4%
Information Technology	10.7%
Health Care	11.3%
Financials	13.6%
Industrials	19.2%

ASSET CLASS WEIGHTINGS

(% of Net Assets)

Value	Value
Common Stock	99.1%
Cash, Cash Equivalents, & Other Net Assets	0.9%

AVAILABILITY OF ADDITIONAL INFORMATION

You can find additional information about the Fund at https://www.heartlandadvisors.com/Resources/Regulatory-Resources, including the Fund's prospectus, financial information, holdings, proxy voting policies, and proxy voting record. You can also request this information by contacting us at 800-432-7856.

HEARTLAND MID CAP VALUE FUND - INSTITUTIONAL CLASS : HNMDX

Annual Tailored Shareholder Report - December 31, 2025

If you invest directly with Heartland Funds you can elect to receive future shareholder reports or other important documents through electronic delivery by establishing online access and enrolling at www.heartlandadvisors.com/Heartland-Advisors/Log-in-Heartland-site. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Distributor: ALPS Distributors, Inc

Website: www.heartlandadvisors.com

Phone: 800-432-7856

422352799–A–12312025

HEARTLAND MID CAP VALUE FUND

INVESTOR CLASS : HRMDX

Annual Tailored Shareholder Report - December 31, 2025

FUND OVERVIEW

This annual shareholder report contains important information about Heartland Mid Cap Value Fund - Investor Class for the period from January 1, 2025 to December 31, 2025.

You can find additional information about the Fund at https://www.heartlandadvisors.com/Strategies/Heartland-Mid-Cap-Value-Fund.  You can also request this information by contacting us at 800-432-7856 or by email at shareholderservices@heartlandfunds.com.

WHAT WERE THE FUND'S COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Heartland Mid Cap Value Fund - Investor	$110	1.10%

HOW DID THE FUND PERFORM THIS PERIOD?

The Mid Cap Value Fund trailed the Russell Midcap® Value Index for the 12-month period ended December 31, 2025, a year in which lower-quality, speculative parts of the market continued to lead.

WHAT FACTORS INFLUENCED PERFORMANCE?

Stock selection was responsible for most of our underperformance last year, led by our Health Care and Consumer Discretionary names. The fact that our higher quality midcap holdings continued to lag junkier parts of the market contributed to our underperformance. So, too, did the fact that our portfolio is at the higher end of our historical “Quality Value” overweight.

Yet we continue to see opportunities in Quality, such as MarketAxess Holdings (MKTX), which owns and operates the largest e-trading platform in the U.S. for corporate bonds. Though MarketAxess pioneered electronic bond trading, peers launched new systems focused on portfolio trading (PT) rather than single-bond trading. The current CEO has led a multi-year initiative to invest in a competing PT product among other value-added tools. Trading data suggests MKTX is gaining share in key areas of the U.S. credit market.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?

The graph represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

Heartland Mid Cap Value Fund - Investor
Russell Midcap® Value Index
Russell 3000® Index
$40,000
$30,000
$20,000
$10,000
$0
$38,012
$25,421
$24,902
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024
2025

	Heartland Mid Cap Value Fund - Investor	Russell 3000® Index	Russell Midcap® Value Index
2015	$10,000	$10,000	$10,000
2016	$12,867	$11,274	$12,000
2017	$13,910	$13,656	$13,601
2018	$12,717	$12,940	$11,930
2019	$15,934	$16,954	$15,158
2020	$17,039	$20,495	$15,910
2021	$21,831	$25,754	$20,419
2022	$21,173	$20,808	$17,962
2023	$24,003	$26,209	$20,246
2024	$24,873	$32,448	$22,892
2025	$24,902	$38,012	$25,421

AVERAGE ANNUAL TOTAL RETURNS

Heartland Mid Cap Value Fund	1 Year	5 Year	10 Year
Mid Cap Value Fund - Investor Class	0.12%	7.88%	9.55%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell Midcap® Value Index	11.05%	9.83%	9.78%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND STATISTICS

  Total Net Assets$470,372,507
  # of Portfolio Holdings63
  Portfolio Turnover Rate 72%
  Net Advisory Fees Paid$3,429,108

Past performance does not

guarantee future results.

Updated performance information

is available at

https://www.heartlandadvisors.com/Performance.

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

TOP TEN HOLDINGS (% of Net Assets)

Top 10	Top 10
Teledyne Technologies, Inc.	4.6%
Public Storage	3.5%
EOG Resources, Inc.	3.1%
Hershey Co.	3.1%
Becton Dickinson & Co.	3.1%
Exelon Corp.	3.1%
Donaldson Co., Inc.	3.0%
JB Hunt Transport Services, Inc.	2.8%
FirstEnergy Corp.	2.7%
PNC Financial Services Group, Inc.	2.6%

SECTOR WEIGHTINGS

(% of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	0.9%
Materials	5.3%
Energy	6.4%
Real Estate	6.7%
Consumer Discretionary	7.8%
Utilities	8.7%
Consumer Staples	9.4%
Information Technology	10.7%
Health Care	11.3%
Financials	13.6%
Industrials	19.2%

ASSET CLASS WEIGHTINGS

(% of Net Assets)

Value	Value
Common Stock	99.1%
Cash, Cash Equivalents, & Other Net Assets	0.9%

AVAILABILITY OF ADDITIONAL INFORMATION

You can find additional information about the Fund at https://www.heartlandadvisors.com/Resources/Regulatory-Resources, including the Fund's prospectus, financial information, holdings, proxy voting policies, and proxy voting record. You can also request this information by contacting us at 800-432-7856.

HEARTLAND MID CAP VALUE FUND - INVESTOR CLASS : HRMDX

Annual Tailored Shareholder Report - December 31, 2025

If you invest directly with Heartland Funds you can elect to receive future shareholder reports or other important documents through electronic delivery by establishing online access and enrolling at www.heartlandadvisors.com/Heartland-Advisors/Log-in-Heartland-site. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Distributor: ALPS Distributors, Inc

Website: www.heartlandadvisors.com

Phone: 800-432-7856

422352815–A–12312025

HEARTLAND VALUE FUND

INSTITUTIONAL CLASS : HNTVX

Annual Tailored Shareholder Report - December 31, 2025

FUND OVERVIEW

This annual shareholder report contains important information about Heartland Value Fund - Institutional Class for the period from January 1, 2025 to December 31, 2025.

You can find additional information about the Fund at https://www.heartlandadvisors.com/Strategies/Heartland-Value-Fund.  You can also request this information by contacting us at 800-432-7856 or by email at shareholderservices@heartlandfunds.com.

WHAT WERE THE FUND'S COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Heartland Value Fund - Institutional	$100	0.94%

HOW DID THE FUND PERFORM THIS PERIOD?

The Heartland Value Fund outpaced the Russell 2000® Value Index for the 12-month period ended December 31, 2025, as investor interest in small stocks began to grow in the latter half of the year.

WHAT FACTORS INFLUENCED PERFORMANCE?

Stock selection drove most of the Fund’s outperformance in 2025, led by Energy and Information Technology. Selection detracted in Health Care, largely due to positions we did not own. Biotech companies in the benchmark soared in October and November, showing that speculation persists. However, we don’t have direct exposure to this group, as many are profitless.

Though our opportunity set is widening as the market broadens, we’re mindful of being disciplined. Our 10 Principles of Value Investing™ require us to make decisions based on fundamental factors, such as valuations, financial soundness, and positive earnings dynamics. Our process also monitors exposures across sectors, industries, factors, and other risk considerations. By doing so, we aim to capitalize on dislocations in the market.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?

The graph represents historical performance of a hypothetical investment of $500,000 in the Fund over the past ten years.

TOTAL RETURN BASED ON A $500,000 INVESTMENT

Heartland Value Fund - Institutional
Russell 3000® Index
Russell 2000® Value Index
$1,950,000
$1,560,000
$1,170,000
$780,000
$390,000
$0
$1,900,581
$1,293,261
$1,212,809
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024
2025

	Heartland Value Fund - Institutional	Russell 3000® Index	Russell 2000® Value Index
2015	$500,000	$500,000	$500,000
2016	$582,591	$563,675	$658,704
2017	$632,620	$682,783	$710,333
2018	$556,815	$646,993	$618,956
2019	$657,796	$847,684	$757,565
2020	$745,337	$1,024,747	$792,672
2021	$909,001	$1,287,708	$1,016,764
2022	$818,943	$1,040,379	$869,502
2023	$960,685	$1,310,428	$996,916
2024	$1,113,263	$1,622,412	$1,077,147
2025	$1,293,261	$1,900,581	$1,212,809

AVERAGE ANNUAL TOTAL RETURNS

Heartland Value Fund	1 Year	5 Year	10 Year
Value Fund - Institutional Class	16.17%	11.65%	9.97%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2000® Value Index	12.59%	8.88%	9.27%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND STATISTICS

  Total Net Assets$887,048,625
  # of Portfolio Holdings102
  Portfolio Turnover Rate 44%
  Net Advisory Fees Paid$5,946,142

Past performance does not

guarantee future results.

Updated performance information

is available at

https://www.heartlandadvisors.com/Performance.

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

TOP TEN HOLDINGS (% of Net Assets)

Top 10	Top 10
Lincoln Educational Services Corp.	3.5%
Centerra Gold, Inc.	3.1%
Texas Capital Bancshares, Inc.	2.8%
Eldorado Gold Corp.	2.4%
Capital City Bank Group, Inc.	2.4%
Silicon Motion Technology Corp. (ADR)	2.1%
Viper Energy, Inc.	2.0%
Barrett Business Services, Inc.	1.8%
BSR Real Estate Investment Trust	1.8%
Encore Capital Group, Inc.	1.7%

SECTOR WEIGHTINGS

(% of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	1.5%
Communication Services	0.8%
Utilities	3.7%
Consumer Staples	4.4%
Energy	4.4%
Health Care	6.5%
Information Technology	7.4%
Real Estate	7.9%
Materials	9.3%
Consumer Discretionary	12.7%
Industrials	15.3%
Financials	26.1%

ASSET CLASS WEIGHTINGS

(% of Net Assets)

Value	Value
Common Stock	98.5%
Cash, Cash Equivalents, & Other Net Assets	1.5%

AVAILABILITY OF ADDITIONAL INFORMATION

You can find additional information about the Fund at https://www.heartlandadvisors.com/Resources/Regulatory-Resources, including the Fund's prospectus, financial information, holdings, proxy voting policies, and proxy voting record. You can also request this information by contacting us at 800-432-7856.

HEARTLAND VALUE FUND - INSTITUTIONAL CLASS : HNTVX

Annual Tailored Shareholder Report - December 31, 2025

If you invest directly with Heartland Funds you can elect to receive future shareholder reports or other important documents through electronic delivery by establishing online access and enrolling at www.heartlandadvisors.com/Heartland-Advisors/Log-in-Heartland-site. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Distributor: ALPS Distributors, Inc

Website: www.heartlandadvisors.com

Phone: 800-432-7856

422352831–A–12312025

HEARTLAND VALUE FUND

INVESTOR CLASS : HRTVX

Annual Tailored Shareholder Report - December 31, 2025

FUND OVERVIEW

This annual shareholder report contains important information about Heartland Value Fund - Investor Class for the period from January 1, 2025 to December 31, 2025.

You can find additional information about the Fund at https://www.heartlandadvisors.com/Strategies/Heartland-Value-Fund.  You can also request this information by contacting us at 800-432-7856 or by email at shareholderservices@heartlandfunds.com.

WHAT WERE THE FUND'S COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Heartland Value Fund - Investor	$116	1.09%

HOW DID THE FUND PERFORM THIS PERIOD?

The Heartland Value Fund outpaced the Russell 2000® Value Index for the 12-month period ended December 31, 2025, as investor interest in small stocks began to grow in the latter half of the year.

WHAT FACTORS INFLUENCED PERFORMANCE?

Stock selection drove most of the Fund’s outperformance in 2025, led by Energy and Information Technology. Selection detracted in Health Care, largely due to positions we did not own. Biotech companies in the benchmark soared in October and November, showing that speculation persists. However, we don’t have direct exposure to this group, as many are profitless.

Though our opportunity set is widening as the market broadens, we’re mindful of being disciplined. Our 10 Principles of Value Investing™ require us to make decisions based on fundamental factors, such as valuations, financial soundness, and positive earnings dynamics. Our process also monitors exposures across sectors, industries, factors, and other risk considerations. By doing so, we aim to capitalize on dislocations in the market.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?

The graph represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

Heartland Value Fund - Investor
Russell 3000® Index
Russell 2000® Value Index
$40,000
$30,000
$20,000
$10,000
$0
$38,012
$25,473
$24,256
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024
2025

	Heartland Value Fund - Investor	Russell 3000® Index	Russell 2000® Value Index
2015	$10,000	$10,000	$10,000
2016	$11,631	$11,274	$13,174
2017	$12,611	$13,656	$14,207
2018	$11,079	$12,940	$12,379
2019	$13,068	$16,954	$15,151
2020	$14,784	$20,495	$15,853
2021	$18,008	$25,754	$20,335
2022	$16,208	$20,808	$17,390
2023	$18,985	$26,209	$19,938
2024	$21,962	$32,448	$21,543
2025	$25,473	$38,012	$24,256

AVERAGE ANNUAL TOTAL RETURNS

Heartland Value Fund	1 Year	5 Year	10 Year
Value Fund - Investor Class	15.98%	11.49%	9.80%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2000® Value Index	12.59%	8.88%	9.27%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND STATISTICS

  Total Net Assets$887,048,625
  # of Portfolio Holdings102
  Portfolio Turnover Rate 44%
  Net Advisory Fees Paid$5,946,142

Past performance does not

guarantee future results.

Updated performance information

is available at

https://www.heartlandadvisors.com/Performance.

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

TOP TEN HOLDINGS (% of Net Assets)

Top 10	Top 10
Lincoln Educational Services Corp.	3.5%
Centerra Gold, Inc.	3.1%
Texas Capital Bancshares, Inc.	2.8%
Eldorado Gold Corp.	2.4%
Capital City Bank Group, Inc.	2.4%
Silicon Motion Technology Corp. (ADR)	2.1%
Viper Energy, Inc.	2.0%
Barrett Business Services, Inc.	1.8%
BSR Real Estate Investment Trust	1.8%
Encore Capital Group, Inc.	1.7%

SECTOR WEIGHTINGS

(% of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	1.5%
Communication Services	0.8%
Utilities	3.7%
Consumer Staples	4.4%
Energy	4.4%
Health Care	6.5%
Information Technology	7.4%
Real Estate	7.9%
Materials	9.3%
Consumer Discretionary	12.7%
Industrials	15.3%
Financials	26.1%

ASSET CLASS WEIGHTINGS

(% of Net Assets)

Value	Value
Common Stock	98.5%
Cash, Cash Equivalents, & Other Net Assets	1.5%

AVAILABILITY OF ADDITIONAL INFORMATION

You can find additional information about the Fund at https://www.heartlandadvisors.com/Resources/Regulatory-Resources, including the Fund's prospectus, financial information, holdings, proxy voting policies, and proxy voting record. You can also request this information by contacting us at 800-432-7856.

HEARTLAND VALUE FUND - INVESTOR CLASS : HRTVX

Annual Tailored Shareholder Report - December 31, 2025

If you invest directly with Heartland Funds you can elect to receive future shareholder reports or other important documents through electronic delivery by establishing online access and enrolling at www.heartlandadvisors.com/Heartland-Advisors/Log-in-Heartland-site. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Distributor: ALPS Distributors, Inc

Website: www.heartlandadvisors.com

Phone: 800-432-7856

422359109–A–12312025

HEARTLAND VALUE PLUS FUND

INSTITUTIONAL CLASS : HNVIX

Annual Tailored Shareholder Report - December 31, 2025

FUND OVERVIEW

This annual shareholder report contains important information about Heartland Value Plus Fund - Institutional Class for the period from January 1, 2025 to December 31, 2025.

You can find additional information about the Fund at https://www.heartlandadvisors.com/Strategies/Heartland-Value-Plus-Fund.  You can also request this information by contacting us at 800-432-7856 or by email at shareholderservices@heartlandfunds.com.

WHAT WERE THE FUND'S COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Heartland Value Plus Fund - Institutional	$103	0.99%

HOW DID THE FUND PERFORM THIS PERIOD?

The Heartland Value Plus Fund lagged the Russell 2000® Value Index in the 12-month period ended December 31, 2025, a year driven largely by speculation, particularly surrounding AI.

WHAT FACTORS INFLUENCED PERFORMANCE?

Most of our underperformance was explained by stock selection, especially in the Health Care, Consumer Staples, and Consumer Discretionary sectors. But our negative selection effect in Health Care was largely driven by stocks we didn’t own. Health Care is roughly 10% of our benchmark, and a good portion of that comes from biotech, which enjoyed big gains in 2025. We don’t have direct exposure to this group, as many small-cap biotechs are profitless.

Toward the end of the year, we were encouraged by positive signs for stocks that touch consumers. One of our top contributors last year was Lamar Advertising (LAMR), a leading out-of-home advertising company. LAMR recently provided a solid Q3 report and very favorable outlook, which was confirmed by management’s active buyback program and ongoing dividend increases.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?

The graph represents historical performance of a hypothetical investment of $500,000 in the Fund over the past ten years.

TOTAL RETURN BASED ON A $500,000 INVESTMENT

Heartland Value Plus Fund - Institutional
Russell 3000® Index
Russell 2000® Value Index
$1,950,000
$1,560,000
$1,170,000
$780,000
$390,000
$0
$1,900,581
$1,212,809
$1,068,539
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024
2025

	Heartland Value Plus Fund - Institutional	Russell 3000® Index	Russell 2000® Value Index
2015	$500,000	$500,000	$500,000
2016	$634,445	$563,675	$658,704
2017	$698,347	$682,783	$710,333
2018	$607,891	$646,993	$618,956
2019	$767,729	$847,684	$757,565
2020	$867,002	$1,024,747	$792,672
2021	$1,084,732	$1,287,708	$1,016,764
2022	$1,033,184	$1,040,379	$869,502
2023	$1,055,026	$1,310,428	$996,916
2024	$1,054,836	$1,622,412	$1,077,147
2025	$1,068,539	$1,900,581	$1,212,809

AVERAGE ANNUAL TOTAL RETURNS

Heartland Value Plus Fund	1 Year	5 Year	10 Year
Value Plus Fund - Institutional Class	1.30%	4.27%	7.89%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2000® Value Index	12.59%	8.88%	9.27%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND STATISTICS

  Total Net Assets$285,249,891
  # of Portfolio Holdings54
  Portfolio Turnover Rate 67%
  Net Advisory Fees Paid$1,963,265

Past performance does not

guarantee future results.

Updated performance information

is available at

https://www.heartlandadvisors.com/Performance.

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

TOP TEN HOLDINGS (% of Net Assets)

Top 10	Top 10
Stifel Financial Corp.	3.5%
FNB Corp.	3.4%
FB Financial Corp.	3.4%
Seacoast Banking Corp. of Florida	3.4%
Lamar Advertising Co. (Class A)	3.2%
Associated Banc-Corp	3.2%
Envista Holdings Corp.	3.0%
Camden Property Trust	2.8%
Royalty Pharma PLC (Class A)	2.7%
The Hanover Insurance Group, Inc.	2.6%

SECTOR WEIGHTINGS

(% of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	0.1%
Consumer Staples	1.8%
Utilities	3.5%
Materials	5.3%
Energy	6.5%
Real Estate	8.5%
Information Technology	9.2%
Health Care	11.1%
Consumer Discretionary	12.0%
Industrials	15.2%
Financials	26.8%

ASSET CLASS WEIGHTINGS

(% of Net Assets)

Value	Value
Common Stock	99.9%
Cash, Cash Equivalents, & Other Net Assets	0.1%

AVAILABILITY OF ADDITIONAL INFORMATION

You can find additional information about the Fund at https://www.heartlandadvisors.com/Resources/Regulatory-Resources, including the Fund's prospectus, financial information, holdings, proxy voting policies, and proxy voting record. You can also request this information by contacting us at 800-432-7856.

HEARTLAND VALUE PLUS FUND - INSTITUTIONAL CLASS : HNVIX

Annual Tailored Shareholder Report - December 31, 2025

If you invest directly with Heartland Funds you can elect to receive future shareholder reports or other important documents through electronic delivery by establishing online access and enrolling at www.heartlandadvisors.com/Heartland-Advisors/Log-in-Heartland-site. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Distributor: ALPS Distributors, Inc

Website: www.heartlandadvisors.com

Phone: 800-432-7856

422352849–A–12312025

HEARTLAND VALUE PLUS FUND

INVESTOR CLASS : HRVIX

Annual Tailored Shareholder Report - December 31, 2025

FUND OVERVIEW

This annual shareholder report contains important information about Heartland Value Plus Fund - Investor Class for the period from January 1, 2025 to December 31, 2025.

You can find additional information about the Fund at https://www.heartlandadvisors.com/Strategies/Heartland-Value-Plus-Fund.  You can also request this information by contacting us at 800-432-7856 or by email at shareholderservices@heartlandfunds.com.

WHAT WERE THE FUND'S COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Heartland Value Plus Fund - Investor	$127	1.22%

HOW DID THE FUND PERFORM THIS PERIOD?

The Heartland Value Plus Fund lagged the Russell 2000® Value Index in the 12-month period ended December 31, 2025, a year driven largely by speculation, particularly surrounding AI.

WHAT FACTORS INFLUENCED PERFORMANCE?

Most of our underperformance was explained by stock selection, especially in the Health Care, Consumer Staples, and Consumer Discretionary sectors. But our negative selection effect in Health Care was largely driven by stocks we didn’t own. Health Care is roughly 10% of our benchmark, and a good portion of that comes from biotech, which enjoyed big gains in 2025. We don’t have direct exposure to this group, as many small-cap biotechs are profitless.

Toward the end of the year, we were encouraged by positive signs for stocks that touch consumers. One of our top contributors last year was Lamar Advertising (LAMR), a leading out-of-home advertising company. LAMR recently provided a solid Q3 report and very favorable outlook, which was confirmed by management’s active buyback program and ongoing dividend increases.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?

The graph represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

Heartland Value Plus Fund - Investor
Russell 3000® Index
Russell 2000® Value Index
$40,000
$30,000
$20,000
$10,000
$0
$38,012
$24,256
$20,897
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024
2025

	Heartland Value Plus Fund - Investor	Russell 3000® Index	Russell 2000® Value Index
2015	$10,000	$10,000	$10,000
2016	$12,677	$11,274	$13,174
2017	$13,920	$13,656	$14,207
2018	$12,093	$12,940	$12,379
2019	$15,239	$16,954	$15,151
2020	$17,165	$20,495	$15,853
2021	$21,430	$25,754	$20,335
2022	$20,368	$20,808	$17,390
2023	$20,740	$26,209	$19,938
2024	$20,677	$32,448	$21,543
2025	$20,897	$38,012	$24,256

AVERAGE ANNUAL TOTAL RETURNS

Heartland Value Plus Fund	1 Year	5 Year	10 Year
Value Plus Fund - Investor Class	1.06%	4.01%	7.65%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2000® Value Index	12.59%	8.88%	9.27%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND STATISTICS

  Total Net Assets$285,249,891
  # of Portfolio Holdings54
  Portfolio Turnover Rate 67%
  Net Advisory Fees Paid$1,963,265

Past performance does not

guarantee future results.

Updated performance information

is available at

https://www.heartlandadvisors.com/Performance.

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

TOP TEN HOLDINGS (% of Net Assets)

Top 10	Top 10
Stifel Financial Corp.	3.5%
FNB Corp.	3.4%
FB Financial Corp.	3.4%
Seacoast Banking Corp. of Florida	3.4%
Lamar Advertising Co. (Class A)	3.2%
Associated Banc-Corp	3.2%
Envista Holdings Corp.	3.0%
Camden Property Trust	2.8%
Royalty Pharma PLC (Class A)	2.7%
The Hanover Insurance Group, Inc.	2.6%

SECTOR WEIGHTINGS

(% of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	0.1%
Consumer Staples	1.8%
Utilities	3.5%
Materials	5.3%
Energy	6.5%
Real Estate	8.5%
Information Technology	9.2%
Health Care	11.1%
Consumer Discretionary	12.0%
Industrials	15.2%
Financials	26.8%

ASSET CLASS WEIGHTINGS

(% of Net Assets)

Value	Value
Common Stock	99.9%
Cash, Cash Equivalents, & Other Net Assets	0.1%

AVAILABILITY OF ADDITIONAL INFORMATION

You can find additional information about the Fund at https://www.heartlandadvisors.com/Resources/Regulatory-Resources, including the Fund's prospectus, financial information, holdings, proxy voting policies, and proxy voting record. You can also request this information by contacting us at 800-432-7856.

HEARTLAND VALUE PLUS FUND - INVESTOR CLASS : HRVIX

Annual Tailored Shareholder Report - December 31, 2025

If you invest directly with Heartland Funds you can elect to receive future shareholder reports or other important documents through electronic delivery by establishing online access and enrolling at www.heartlandadvisors.com/Heartland-Advisors/Log-in-Heartland-site. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Distributor: ALPS Distributors, Inc

Website: www.heartlandadvisors.com

Phone: 800-432-7856

422352500–A–12312025

(b)	Not applicable.

Item 2.	Code of Ethics.

(a)	The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b)	Not applicable.

(c)	During the period covered by the report, there were no amendments to the provisions of the code of ethics adopted in Item 2(a) above.

(d)	During the period covered by the report, no implicit or explicit waivers were made with respect to the provisions of the code of ethics adopted in Item 2(a) above.

(e)	Not applicable.

(f)	The registrant’s code of ethics is attached as Exhibit 19(a)(1) hereto.

Item 3.	Audit Committee Financial Expert.

(a)(1)	The Registrant’s board of directors has determined that the Registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2)	The audit committee financial expert is Dale J. Kent, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

The principal accounting fees disclosed below in items 4(a) through 4(d) and 4(g) (“Fees”) for the current fiscal year represent those Fees contractually agreed to between the Registrant and principal accountant. However, such Fees could be increased due to overages not anticipated at the time of the engagement by the principal account and/or the Registrant. Any changes to the prior fiscal year’s Fees, if any, are a result of such overages not applied to the Registrant until after the filing deadline imposed by Form N-CSR.

Audit Fees

(a)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements on behalf of the Funds were $61,300 for the fiscal year ended December 31, 2025 and $58,950 for the fiscal year ended December 31, 2024.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Funds’ financial statements and are not reported under paragraph (a) of this Item on behalf of the Funds were $0 for the fiscal year ended December 31, 2025 and $0 for the fiscal year ended December 31, 2024.

Tax Fees

(c)	The aggregate fees billed to the Registrant for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning on behalf of the Funds were $15,000 for the fiscal year ended December 31, 2025 and $14,400 for the fiscal year ended December 31, 2024.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item on behalf of the Funds were $0 for the fiscal year ended December 31, 2025 and $0 for the fiscal year ended December 31, 2024.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures: The Audit Committee of the Funds pre-approves the audit and non-audit services performed by the independent auditor in order to assure that the provision of such services does not impair the auditor’s independence. The Audit Committee has established detailed pre-approval policies and procedures, together with pre-approved fee levels. The Chairman of the Audit Committee may pre-approve additional services to be performed by the Registrants’ principal accountant on an interim basis, up to a fee cap and subject to ratification by the Audit Committee at its next regularly scheduled meeting.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:
(b)	Not applicable
(c)	0%
(d)	Not applicable

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g)	The aggregate non-audit fees billed or expected to be billed by the Registrant’s accountant for services rendered to the Registrant were $0 for the fiscal year ended December 31, 2025 and $0 for the fiscal year ended December 31, 2024.

The aggregate non-audit fees, consisting of tax fees, billed or expected to be billed by the Registrant’s accountant for services rendered to the Registrant’s investment advisor were $25,000 for the fiscal year ended December 31, 2025 and $24,086 for the fiscal year ended December 31, 2024. The Audit Committee of the Funds has considered whether the provision of non-audit services, consisting of tax services, to be rendered to the Registrant’s investment advisor is compatible with maintaining the Registrant’s accountant’s independence.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

(a)	Schedule of Investments as of the close of the reporting period is included in the financial statements filed under Item 7 of this report.

(b)	Not applicable to Registrant.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The Registrant’s most recent annual financial statements required, and for the period covered by this report, by Regulation S-X are attached herewith.

(b)	The Registrant’s financial highlights, audited for the latest 5 years as required in Regulation S-X, are attached herewith.

Heartland Funds

AMERICA'S VALUE INVESTOR®

ANNUAL FINANCIAL STATEMENTS & OTHER INFORMATION

(Includes N-CSR Items 7-11)

December 31, 2025

Mid Cap Value Fund

Value Plus Fund

Value Fund

HEARTLAND FUNDS

ITEM 7 – Financial Statements and Financial Highlights

for Open-End Management Investment Companies

Annual Report | December 31, 2025	1

HEARTLAND MID CAP VALUE FUND	SCHEDULE OF INVESTMENTS

December 31, 2025

	SHARES	VALUE
COMMON STOCKS (99.1%)
Automobiles (0.9%)
Thor Industries, Inc.	41,691	$4,280,415

Banks (3.7%)
PNC Financial Services Group, Inc.	58,610	12,233,665
Texas Capital Bancshares, Inc.(a)	59,586	5,394,917
		17,628,582
Beverages (1.2%)
Keurig Dr Pepper, Inc.	195,477	5,475,311

Building Products (2.5%)
A.O. Smith Corp.	138,195	9,242,482
Carlisle Cos., Inc.	8,099	2,590,546
		11,833,028
Capital Markets (3.9%)
MarketAxess Holdings, Inc.	27,751	5,029,869
Northern Trust Corp.	76,865	10,498,990
Raymond James Financial, Inc.	18,478	2,967,382
		18,496,241
Chemicals (0.8%)
PPG Industries, Inc.	35,249	3,611,613

Consumer Staples Distribution & Retail (2.0%)
Sysco Corp.	127,499	9,395,401

Containers & Packaging (2.9%)
Ball Corp.	136,432	7,226,803
Packaging Corp. of America	30,103	6,208,142
		13,434,945
Diversified Consumer Services (0.5%)
Grand Canyon Education, Inc.(a)	14,334	2,383,888

Electric Utilities (7.6%)
Exelon Corp.	329,697	14,371,492
FirstEnergy Corp.	282,593	12,651,689
Xcel Energy, Inc.	115,395	8,523,075
		35,546,256
Electrical Equipment (1.6%)
Hubbell, Inc.	16,576	7,361,567
	SHARES	VALUE
Electronic Equipment, Instruments & Components (7.1%)
Keysight Technologies, Inc.(a)	12,000	$2,438,280
TE Connectivity PLC	41,129	9,357,259
Teledyne Technologies, Inc.(a)	42,366	21,637,587
		33,433,126
Energy Equipment & Services (2.2%)
NOV, Inc.	647,536	10,120,988

Financial Services (0.2%)
Fidelity National Information Services, Inc.	17,670	1,174,348

Food Products (4.2%)
Hershey Co.	80,956	14,732,373
Ingredion, Inc.	44,683	4,926,747
		19,659,120
Ground Transportation (2.8%)
JB Hunt Transport Services, Inc.	67,915	13,198,601

Health Care Equipment & Supplies (6.6%)
Becton Dickinson & Co.	74,261	14,411,832
Smith & Nephew PLC (ADR)	261,538	8,581,062
The Cooper Companies, Inc.(a)	99,161	8,127,236
		31,120,130
Health Care Providers & Services (4.1%)
Centene Corp.(a)	50,000	2,057,500
Humana, Inc.	21,060	5,394,098
Molina Healthcare, Inc.(a)	39,796	6,906,198
Quest Diagnostics, Inc.	28,141	4,883,307
		19,241,103
Hotels, Restaurants & Leisure (2.7%)
Aramark	238,680	8,797,745
Vail Resorts, Inc.	30,422	4,040,041
		12,837,786
Household Durables (3.5%)
DR Horton, Inc.	73,970	10,653,899
Mohawk Industries, Inc.(a)	51,676	5,648,187
		16,302,086
Household Products (2.0%)
Kimberly-Clark Corp.	95,206	9,605,333
	SHARES	VALUE
Insurance (5.8%)
Arch Capital Group, Ltd.(a)	85,658	$8,216,315
Everest Group, Ltd.	24,695	8,380,248
Old Republic International Corp.	126,474	5,772,273
Willis Towers Watson PLC	15,244	5,009,179
		27,378,015
Machinery (5.8%)
Donaldson Co., Inc.	156,811	13,902,863
Lincoln Electric Holdings, Inc.	23,746	5,690,491
Middleby Corp.(a)	52,404	7,790,903
		27,384,257
Marine Transportation (1.0%)
Kirby Corp.(a)	43,366	4,778,066

Metals & Mining (1.6%)
Nucor Corp.	45,501	7,421,668

Multi-Utilities (1.1%)
WEC Energy Group, Inc.	47,839	5,045,101

Oil, Gas & Consumable Fuels (4.2%)
EOG Resources, Inc.	140,969	14,803,155
Kinder Morgan, Inc.	178,765	4,914,250
		19,717,405
Passenger Airlines (0.9%)
Southwest Airlines Co.	99,528	4,113,492

Pharmaceuticals (0.6%)
Perrigo Co. PLC	218,414	3,040,323

Professional Services (2.1%)
Leidos Holdings, Inc.	42,433	7,654,913
Robert Half International, Inc.	79,161	2,150,013
		9,804,926
Residential REITs (3.2%)
Camden Property Trust	44,290	4,875,443
Essex Property Trust, Inc.	19,243	5,035,508
Sun Communities, Inc.	41,366	5,125,661
		15,036,612
Semiconductors & Semiconductor Equipment (3.6%)
Lam Research Corp.	31,908	5,462,012
ON Semiconductor Corp.(a)	105,535	5,714,720
Qorvo, Inc.(a)	65,744	5,556,025
		16,732,757
Specialized REITs (3.5%)
Public Storage	64,357	16,700,642

The accompanying Notes to Financial Statements are an integral part of these Statements.

2	www.heartlandadvisors.com

HEARTLAND MID CAP VALUE FUND	SCHEDULE OF INVESTMENTS

December 31, 2025

	SHARES	VALUE
Specialty Retail (0.2%)
CarMax, Inc.(a)	29,485	$1,139,300

Trading Companies & Distributors (2.5%)
Watsco, Inc.	35,083	11,821,217

TOTAL COMMON STOCKS
(Cost $412,563,929)		$466,253,649

	INTEREST RATE	PAR AMOUNT	VALUE
SHORT-TERM INVESTMENTS (0.2%)
Time Deposits (0.2%)
JPM Chase (New York)(b)	2.98%	$1,209,077	$1,209,077

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,209,077)			$1,209,077

TOTAL INVESTMENTS - (99.3%)
(Cost $413,773,006)			$467,462,726
OTHER ASSETS AND LIABILITIES, NET - (0.7%)			2,909,781
TOTAL NET ASSETS - (100.0%)			$470,372,507

The accompanying Notes to Financial Statements are an integral part of these Statements.

Annual Report | December 31, 2025	3

HEARTLAND VALUE PLUS FUND	SCHEDULE OF INVESTMENTS

December 31, 2025

	SHARES	VALUE
COMMON STOCKS (99.9%)
Aerospace & Defense (0.5%)
Hexcel Corp.	20,000	$1,478,000

Automobile Components (2.2%)
Phinia, Inc.	100,000	6,269,000

Automobiles (1.8%)
Thor Industries, Inc.	50,000	5,133,500

Banks (17.1%)
Associated Banc-Corp	350,000	9,016,000
FB Financial Corp.	175,000	9,765,000
FNB Corp.	575,000	9,832,500
Glacier Bancorp, Inc.	100,000	4,405,000
Renasant Corp.	175,000	6,163,500
Seacoast Banking Corp. of Florida	310,000	9,740,200
		48,922,200
Beverages (0.9%)
Primo Brands Corp. (Class A)	150,000	2,452,500

Building Products (3.6%)
Builders FirstSource, Inc.(a)	50,000	5,144,500
Hayward Holdings, Inc.(a)	325,000	5,021,250
		10,165,750
Capital Markets (3.5%)
Stifel Financial Corp.	80,000	10,017,600

Chemicals (3.2%)
Quaker Chemical Corp.	35,000	4,805,850
Sensient Technologies Corp.	45,000	4,227,750
		9,033,600
Commercial Services & Supplies (2.5%)
Brady Corp. (Class A)	90,000	7,053,300

Construction & Engineering (2.0%)
Granite Construction, Inc.	50,000	5,767,500

Consumer Finance (2.4%)
FirstCash Holdings, Inc.	42,500	6,773,650

Consumer Staples Distribution & Retail (0.9%)
BJ’s Wholesale Club Holdings, Inc.(a)	30,000	2,700,900

Diversified Consumer Services (1.1%)
The ADT Inc.	375,000	3,026,250
	SHARES	VALUE
Electrical Equipment (1.0%)
Generac Holdings, Inc.(a)	20,000	$2,727,400

Electronic Equipment, Instruments & Components (4.5%)
CTS Corp.	140,000	6,001,800
Littelfuse, Inc.	27,500	6,955,300
		12,957,100
Energy Equipment & Services (1.9%)
NOV, Inc.	350,000	5,470,500

Financial Services (1.2%)
MGIC Investment Corp.	115,000	3,360,300

Gas Utilities (2.0%)
ONE Gas, Inc.	75,000	5,793,750

Health Care Equipment & Supplies (6.6%)
Envista Holdings Corp.(a)	400,000	8,684,000
Integer Holdings Corp.(a)	35,000	2,745,050
Smith & Nephew PLC (ADR)	30,000	984,300
The Cooper Companies, Inc.(a)	80,000	6,556,800
		18,970,150
Hotels, Restaurants & Leisure (0.9%)
Wyndham Hotels & Resorts, Inc.	35,000	2,644,600

Household Durables (2.8%)
Century Communities, Inc.	100,000	5,935,000
Mohawk Industries, Inc.(a)	20,000	2,186,000
		8,121,000
Industrial REITs (2.5%)
EastGroup Properties, Inc.	40,000	7,125,600

Insurance (2.6%)
The Hanover Insurance Group, Inc.	40,000	7,310,800

Leisure Products (1.0%)
Acushnet Holdings Corp.	35,000	2,793,700

Life Sciences Tools & Services (0.5%)
ICON PLC(a)	7,500	1,366,650

Machinery (3.9%)
Enerpac Tool Group Corp. (Class A)	100,000	3,824,000
Gates Industrial Corp. PLC(a)	335,000	7,192,450
		11,016,450
	SHARES	VALUE
Metals & Mining (2.1%)
Materion Corp.	47,500	$5,905,200

Multi-Utilities (1.5%)
Northwestern Energy Group, Inc.	65,000	4,195,100

Oil, Gas & Consumable Fuels (4.6%)
Magnolia Oil & Gas Corp. (Class A)	235,000	5,144,150
Matador Resources Co.	135,000	5,729,400
Viper Energy, Inc.	60,000	2,317,800
		13,191,350
Pharmaceuticals (4.0%)
Prestige Consumer Healthcare, Inc.(a)	60,000	3,701,400
Royalty Pharma PLC (Class A)	200,000	7,728,000
		11,429,400
Residential REITs (2.8%)
Camden Property Trust	72,500	7,980,800

Semiconductors & Semiconductor Equipment (4.7%)
Lattice Semiconductor Corp.(a)	65,000	4,782,700
Semtech Corp.(a)	60,000	4,421,400
Silicon Motion Technology Corp. (ADR)	45,000	4,171,500
		13,375,600
Specialized REITs (3.2%)
Lamar Advertising Co. (Class A)	72,500	9,177,050

Specialty Retail (1.2%)
Academy Sports & Outdoors, Inc.	70,000	3,497,200

Textiles, Apparel & Luxury Goods (1.0%)
Columbia Sportswear Co.	50,000	2,754,500

Trading Companies & Distributors (1.7%)
WESCO International, Inc.	20,000	4,892,800

TOTAL COMMON STOCKS
(Cost $248,020,604)		$284,850,750

The accompanying Notes to Financial Statements are an integral part of these Statements.

4	www.heartlandadvisors.com

HEARTLAND VALUE PLUS FUND	SCHEDULE OF INVESTMENTS

December 31, 2025

	INTEREST RATE	PAR AMOUNT	VALUE
SHORT-TERM INVESTMENTS (0.1%)
Time Deposits (0.1%)
JPM Chase (New York)(b)	2.98%	$419,139	$419,139

TOTAL SHORT-TERM INVESTMENTS
(Cost $419,139)			$419,139

TOTAL INVESTMENTS - (100.0%)
(Cost $248,439,743)			$285,269,889
OTHER ASSETS AND LIABILITIES, NET - (0.0%)(c)			(19,998)
TOTAL NET ASSETS - (100.0%)			$285,249,891

The accompanying Notes to Financial Statements are an integral part of these Statements.

Annual Report | December 31, 2025	5

HEARTLAND VALUE FUND	SCHEDULE OF INVESTMENTS

December 31, 2025

	SHARES	VALUE
COMMON STOCKS (98.5%)
Aerospace & Defense (1.0%)
Hexcel Corp.	125,000	$9,237,500

Automobile Components (2.0%)
Linamar Corp. (CAD)(d)	140,000	8,461,914
Phinia, Inc.	150,000	9,403,500
		17,865,414
Automobiles (0.6%)
Thor Industries, Inc.	50,000	5,133,500

Banks (14.5%)
Associated Banc-Corp	400,000	10,304,000
Bank of Marin Bancorp	199,570	5,190,816
Capital City Bank Group, Inc.	500,000	21,285,000
Community Trust Bancorp, Inc.	150,000	8,475,000
Customers Bancorp, Inc.(a)	150,000	10,968,000
First Internet Bancorp	200,000	4,174,000
Glacier Bancorp, Inc.	200,000	8,810,000
Heritage Financial Corp.	275,000	6,503,750
MidWestOne Financial Group, Inc.	175,616	6,761,216
Seacoast Banking Corp. of Florida	300,000	9,426,000
Texas Capital Bancshares, Inc.(a)	275,000	24,898,500
TriCo Bancshares	250,000	11,842,500
		128,638,782
Beverages (0.4%)
Primo Brands Corp. (Class A)	200,000	3,270,000

Chemicals (1.3%)
Quaker Chemical Corp.	85,000	11,671,350

Commercial Services & Supplies (0.8%)
Perma-Fix Environmental Services, Inc.(a)	400,000	5,036,000
Quad/Graphics, Inc. (Class A)	300,000	1,881,000
		6,917,000
Communications Equipment (1.6%)
AudioCodes, Ltd.	600,000	5,238,000
Lantronix, Inc.(a)	1,600,000	9,376,000
		14,614,000
Construction & Engineering (2.6%)
NWPX Infrastructure, Inc.(a)	245,000	15,310,050
Primoris Services Corp.	60,000	7,448,400
		22,758,450
	SHARES	VALUE
Construction Materials (0.5%)
Knife River Corp.(a)	60,000	$4,221,000

Consumer Finance (3.3%)
Encore Capital Group, Inc.(a)	285,000	15,489,750
Ezcorp, Inc. (Class A)(a)	700,000	13,594,000
		29,083,750
Consumer Staples Distribution & Retail (0.5%)
Grocery Outlet Holding Corp.(a)	400,000	4,040,000

Containers & Packaging (0.5%)
Sonoco Products Co.	100,000	4,364,000

Diversified Consumer Services (4.5%)
Carriage Services, Inc.	207,300	8,768,790
Lincoln Educational Services Corp.(a)	1,290,000	31,153,500
		39,922,290
Diversified REITs (1.5%)
Alexander & Baldwin, Inc.	400,000	8,256,000
Alpine Income Property Trust, Inc.	321,920	5,382,503
		13,638,503
Electrical Equipment (1.5%)
Sensata Technologies Holding PLC	150,000	4,993,500
Thermon Group Holdings, Inc.(a)	225,000	8,361,000
		13,354,500
Electronic Equipment, Instruments & Components (0.6%)
Benchmark Electronics, Inc.	125,000	5,345,000

Energy Equipment & Services (0.7%)
Innovex International, Inc.(a)	300,000	6,561,000

Entertainment (0.8%)
DoubleDown Interactive Co., Ltd. (ADR)(a)	400,000	3,452,000
Marcus Corp. (Class A)	205,000	3,179,550
		6,631,550
Financial Services (5.6%)
Cass Information Systems, Inc.	345,682	14,352,717
EVERTEC, Inc.	237,500	6,908,875
MGIC Investment Corp.	450,000	13,149,000
Radian Group, Inc.	300,000	10,797,000
Walker & Dunlop, Inc.	75,000	4,511,250
		49,718,842
	SHARES	VALUE
Food Products (3.4%)
Calavo Growers, Inc.	400,000	$8,700,000
John B Sanfilippo & Son, Inc.	59,000	4,165,400
Mama’s Creations, Inc.(a)	200,000	2,698,000
Seaboard Corp.	2,000	8,889,640
SunOpta, Inc.(a)	1,500,000	5,700,000
		30,153,040
Gas Utilities (1.3%)
UGI Corp.	300,000	11,229,000

Ground Transportation (1.8%)
ArcBest Corp.	60,000	4,451,400
Lyft, Inc. (Class A)(a)	400,000	7,748,000
Marten Transport, Ltd.	300,000	3,414,000
		15,613,400
Health Care Equipment & Supplies (4.6%)
Accuray, Inc.(a)	1,520,107	1,253,480
Haemonetics Corp.(a)	75,000	6,011,250
Integer Holdings Corp.(a)	175,000	13,725,250
Neogen Corp.(a)	1,000,000	6,990,000
Teleflex, Inc.	103,927	12,683,251
		40,663,231
Health Care Providers & Services (1.9%)
Henry Schein, Inc.(a)	120,000	9,069,600
InfuSystem Holdings, Inc.(a)	500,000	4,485,000
National Research Corp.	50,000	938,500
Park Dental Partners, Inc.(a)	152,500	2,250,900
		16,744,000
Health Care REITs (1.5%)
Global Medical REIT, Inc.	400,000	13,496,000

Hotels, Restaurants & Leisure (0.5%)
Papa John’s International, Inc.	125,000	4,811,250

Household Durables (3.0%)
Century Communities, Inc.	260,000	15,431,000
Mohawk Industries, Inc.(a)	100,000	10,930,000
		26,361,000
Industrial REITs (0.7%)
Plymouth Industrial REIT, Inc.	300,000	6,564,000

The accompanying Notes to Financial Statements are an integral part of these Statements.

6	www.heartlandadvisors.com

HEARTLAND VALUE FUND	SCHEDULE OF INVESTMENTS

December 31, 2025

	SHARES	VALUE
Insurance (2.7%)
International General Insurance Holdings, Ltd.	300,000	$7,527,000
Stewart Information Services Corp.	125,000	8,782,500
Tiptree, Inc.	400,000	7,308,000
		23,617,500
Machinery (2.5%)
Astec Industries, Inc.	175,000	7,581,000
Columbus McKinnon Corp.	450,000	7,762,500
Gates Industrial Corp. PLC(a)	300,000	6,441,000
		21,784,500
Metals & Mining (7.0%)
Centerra Gold, Inc.	1,900,000	27,303,000
Eldorado Gold Corp.(a)	600,000	21,552,000
Major Drilling Group International, Inc. (CAD)(a)(d)	900,000	8,458,708
New Gold, Inc.(a)	550,000	4,790,500
		62,104,208
Multi-Utilities (0.3%)
Algonquin Power & Utilities Corp.	500,000	3,075,000

Oil, Gas & Consumable Fuels (3.7%)
Advantage Energy, Ltd. (CAD)(a)(d)	750,000	6,415,067
Magnolia Oil & Gas Corp. (Class A)	400,000	8,756,000
Viper Energy, Inc.	450,000	17,383,500
		32,554,567
Passenger Airlines (1.6%)
Allegiant Travel Co.(a)	165,000	14,069,550

Personal Care Products (0.1%)
Synergy CHC Corp.(a)	550,000	1,023,000

Professional Services (1.9%)
Barrett Business Services, Inc.	450,000	16,294,500
Star Equity Holdings, Inc.(a)	12,461	140,186
		16,434,686
Real Estate Management & Development (1.1%)
Forestar Group, Inc.(a)	400,000	9,852,000
	SHARES	VALUE
Residential REITs (1.8%)
BSR Real Estate Investment Trust (CAD)(d)	1,300,000	$16,196,131

Semiconductors & Semiconductor Equipment (3.8%)
Ichor Holdings, Ltd.(a)	300,000	5,529,000
Photronics, Inc.(a)	300,000	9,600,000
Silicon Motion Technology Corp. (ADR)	200,000	18,540,000
		33,669,000
Software (1.4%)
I3 Verticals, Inc. (Class A)(a)	500,000	12,595,000

Specialized REITs (1.3%)
National Storage Affiliates Trust	405,000	11,425,050

Specialty Retail (1.4%)
Academy Sports & Outdoors, Inc.	175,000	8,743,000
RH(a)	22,500	4,030,875
		12,773,875
Textiles, Apparel & Luxury Goods (0.7%)
Columbia Sportswear Co.	25,000	1,377,250
Oxford Industries, Inc.	150,000	5,130,000
		6,507,250
Trading Companies & Distributors (1.6%)
BlueLinx Holdings, Inc.(a)	75,000	4,607,250
Custom Truck One Source, Inc.(a)	700,000	4,032,000
DNOW, Inc.(a)	450,000	5,962,500
		14,601,750
Water Utilities (2.1%)
Consolidated Water Co., Ltd.	225,000	7,940,250
Global Water Resources, Inc.	450,000	3,802,500
Pure Cycle Corp.(a)	627,264	6,893,631
		18,636,381
TOTAL COMMON STOCKS
(Cost $606,700,191)		$873,540,800
	INTEREST RATE	PAR AMOUNT	VALUE
SHORT-TERM INVESTMENTS (1.4%)
Time Deposits (1.4%)
JPM Chase (New York)(b)	2.98%	$12,646,565	$12,646,565

TOTAL SHORT-TERM INVESTMENTS
(Cost $12,646,565)			$12,646,565

TOTAL INVESTMENTS - (99.9%)
(Cost $619,346,756)			$886,187,365
OTHER ASSETS AND LIABILITIES, NET - (0.1%)			861,260
TOTAL NET ASSETS - (100.0%)			$887,048,625

The accompanying Notes to Financial Statements are an integral part of these Statements.

Annual Report | December 31, 2025	7

HEARTLAND FUNDS	SCHEDULES OF INVESTMENTS - FOOTNOTES

December 31, 2025

(a)	Non-income producing security. Includes securities which did not pay at least one dividend in the year preceding the date of this statement.
(b)	Time deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rate listed is the 7-day yield as of December 31, 2025.
(c)	Less than 0.005%.
(d)	Traded in a foreign country.

Common Abbreviations:

ADR	American Depositary Receipt.
Ltd.	Limited.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.

Currency Abbreviations:

CAD	Canadian Dollar

Percentages are stated as a percent of net assets.

Sector and Industry classifications are sourced from GICS®, The Global Industry Classification Standard (GICS®) is the exclusive intellectual property of MSCI Inc. (“MSCI”) and S&P Global Market Intelligence (“S&P”). Neither MSCI, S&P, their affiliates, nor any of their third party providers (“GICS Parties”) makes any representations or warranties, express or implied, with respect to GICS or the results to be obtained by the use thereof, and expressly disclaims all warranties, including warranties of accuracy, completeness, merchantability and fitness for a particular purpose. The GICS Parties shall not have any liability for any direct, indirect, special, punitive, consequential, or any other damages (including lost profits) even if notified of such damages.

The accompanying Notes to Financial Statements are an integral part of these Statements.

8	www.heartlandadvisors.com

HEARTLAND FUNDS	STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2025

	MID CAP VALUE FUND	VALUE PLUS FUND	VALUE FUND
ASSETS:
Investments in securities, at cost(a)	$413,773,006	$248,439,743	$619,346,756
Investments in securities, at value	$467,462,726	$285,269,889	$886,187,365
Investments in affiliates, at value (See Note 10)	–	–	–
Total Investments, at value	467,462,726	285,269,889	886,187,365
Receivable for securities sold	2,855,442	–	–
Accrued dividends and interest	547,534	220,910	822,522
Receivable for capital shares issued	148,592	54,477	884,350
Prepaid expenses	18,091	17,406	23,027
Total Assets	471,032,385	285,562,682	887,917,264

LIABILITIES:
Payable for capital shares redeemed	466,036	191,632	663,391
Accrued expenses
Management fees	60,142	11,068	36,759
Distribution fees - Investor Class	1,198	2,198	9,621
Fund accounting fees	29,945	19,592	44,983
Transfer agency fees	36,357	34,269	53,325
Custody fees	5,528	3,047	8,658
Audit fees	25,433	25,433	25,433
Legal fees	5,672	1,563	2,782
Printing fees	24,360	19,001	19,390
Other	5,207	4,988	4,297
Total Liabilities	659,878	312,791	868,639
TOTAL NET ASSETS	$470,372,507	$285,249,891	$887,048,625

NET ASSETS CONSIST OF:
Paid-in capital	$422,804,509	$263,631,281	$621,141,575
Total distributable earnings	47,567,998	21,618,610	265,907,050
TOTAL NET ASSETS	$470,372,507	$285,249,891	$887,048,625

NET ASSET VALUE, OFFERING PRICE & REDEMPTION PRICE PER SHARE:
INVESTOR CLASS:
Net assets	$180,423,700	$158,600,297	$695,571,021
Shares outstanding	13,666,019	4,406,296	13,703,278
NET ASSET VALUE, OFFERING PRICE & REDEMPTION PRICE PER SHARE	$13.20	$35.99	$50.76
INSTITUTIONAL CLASS:
Net assets	$289,948,807	$126,649,594	$191,477,604
Shares outstanding	21,843,171	3,549,738	3,655,061
NET ASSET VALUE, OFFERING PRICE & REDEMPTION PRICE PER SHARE	$13.27	$35.68	$52.39

(a)	Includes cost of investments in affiliates of $0 for the Mid Cap Value Fund, $0 for the Value Plus Fund and $0 for the Value Fund. See Note 10 in the Notes to Financial Statements.

The accompanying Notes to Financial Statements are an integral part of these Statements.

Annual Report | December 31, 2025	9

HEARTLAND FUNDS	STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2025

	MID CAP VALUE FUND	VALUE PLUS FUND	VALUE FUND
INVESTMENT INCOME:
Dividends(a)	$11,872,209	$4,987,648	$13,465,509
Interest	214,573	107,194	389,783
Securities lending, net	10,884	–	–
Foreign taxes withheld	(1,391)	(3,844)	(237,778)
Total Investment Income	12,096,275	5,090,998	13,617,514

EXPENSES:
Management fees	3,987,200	1,963,265	5,946,142
Distribution fees - Investor Class	440,488	425,049	1,033,297
Transfer agency fees	508,200	404,110	637,520
Fund accounting fees	197,666	114,800	286,429
Custodian fees	30,828	16,872	45,653
Printing, Postage and communication fees	54,625	36,446	44,000
Legal fees	77,982	39,213	108,724
Registration fees	47,879	40,435	69,251
Directors’ fees	102,747	52,884	147,235
Audit and tax fees	25,641	25,555	25,747
Insurance fees	41,652	21,760	57,037
Other expenses	47,632	25,176	56,052
Total Expenses before waivers	5,562,540	3,165,565	8,457,087
Expenses waived by investment advisor (See Note 6)	(558,092)	–	–
Total Expenses after waivers	5,004,448	3,165,565	8,457,087
NET INVESTMENT INCOME	7,091,827	1,925,433	5,160,427

REALIZED & UNREALIZED GAINS (LOSSES) ON INVESTMENTS, AND TRANSLATION OF ASSETS AND LIABILITIES IN FOREIGN CURRENCY
Net realized gains (losses) on:
Investments(b)	(1,707,273)	1,462,268	65,227,798
Investments - Affiliated securities (See Note 10)	–	–	(6,689,708)
Written options	–	–	212,694
Foreign currency translation	–	–	96
Net change in unrealized appreciation (depreciation) on:
Investments	(252,402)	(2,131,513)	51,085,396
Investments - Affiliated securities (See Note 10)	–	–	5,995,825
Written options	–	–	(205,944)
Foreign currency translation	–	–	1,209
TOTAL REALIZED & UNREALIZED NET GAINS (LOSSES) ON INVESTMENTS, AND TRANSLATION OF ASSETS IN FOREIGN CURRENCY	(1,959,675)	(669,245)	115,627,366
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,132,152	$1,256,188	$120,787,793

(a)	Includes $0 received from affiliated issuers held by the Value Fund. See Note 10 in the Notes to Financial Statements.
(b)	Includes gains as a result of in-kind transactions. See Note 8 in the Notes to Financial Statements.

The accompanying Notes to Financial Statements are an integral part of these Statements.

10	www.heartlandadvisors.com

HEARTLAND FUNDS	STATEMENTS OF CHANGES IN NET ASSETS

	MID CAP VALUE FUND		VALUE PLUS FUND		VALUE FUND
	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
FROM INVESTMENT OPERATIONS:
Net investment income	$7,091,827	$6,788,940	$1,925,433	$1,594,444	$5,160,427	$6,067,910
Net realized gains (losses)	(1,707,273)	39,377,299	1,462,268	(14,604,329)	58,750,880	68,987,801
Net change in unrealized appreciation (depreciation)	(252,402)	(21,149,563)	(2,131,513)	9,756,089	56,876,486	32,029,791
Net increase (decrease) in net assets resulting from operations	5,132,152	25,016,676	1,256,188	(3,253,796)	120,787,793	107,085,502

DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class	(3,868,175)	(12,375,371)	(984,607)	(5,696,010)	(59,904,638)	(54,099,136)
Institutional Class	(7,047,332)	(21,952,703)	(1,143,032)	(2,856,394)	(14,785,368)	(9,310,824)
Total distributions to shareholders	(10,915,507)	(34,328,074)	(2,127,639)	(8,552,404)	(74,690,006)	(63,409,960)

CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	8,310,177	13,166,315	5,331,395	5,620,466	18,866,086	12,847,892
Dividends reinvested	3,771,084	12,058,655	959,669	5,567,156	56,998,557	51,549,121
Value of shares redeemed(a)	(46,996,882)	(47,373,557)	(41,290,931)	(56,051,416)	(74,749,700)	(71,245,623)
Total Investor Class	(34,915,621)	(22,148,587)	(34,999,867)	(44,863,794)	1,114,943	(6,848,610)
Institutional Class
Proceeds from shares issued	159,719,969	141,753,223	63,256,420	15,811,131	64,237,290	24,226,616
Dividends reinvested	4,594,285	21,521,025	1,114,569	2,767,284	14,334,057	8,988,957
Value of shares redeemed(a)	(245,188,239)	(167,459,515)	(25,421,759)	(69,902,613)	(8,588,594)	(7,046,965)
Total Institutional Class	(80,873,985)	(4,185,267)	38,949,230	(51,324,198)	69,982,753	26,168,608
Net increase (decrease) in net assets derived from capital transactions	(115,789,606)	(26,333,854)	3,949,363	(96,187,992)	71,097,696	19,319,998

TOTAL INCREASE (DECREASE) IN NET ASSETS	(121,572,961)	(35,645,252)	3,077,912	(107,994,192)	117,195,483	62,995,540
NET ASSETS AT THE BEGINNING OF THE PERIOD	591,945,468	627,590,720	282,171,979	390,166,171	769,853,142	706,857,602
NET ASSETS AT THE END OF THE PERIOD	$470,372,507	$591,945,468	$285,249,891	$282,171,979	$887,048,625	$769,853,142

FUND SHARE TRANSACTIONS
Investor Class
Shares Issued	619,030	933,591	156,076	154,370	380,315	266,613
Reinvested Shares	284,396	895,888	26,365	155,594	1,109,354	1,080,692
Shares Redeemed	(3,495,556)	(3,337,205)	(1,192,722)	(1,545,663)	(1,517,571)	(1,490,109)
Net decrease resulting from share transactions	(2,592,130)	(1,507,726)	(1,010,281)	(1,235,699)	(27,902)	(142,804)
Institutional Class
Shares Issued	12,008,298	9,938,443	1,794,832	440,557	1,237,777	482,435
Reinvested Shares	344,658	1,590,615	30,892	77,998	270,352	183,074
Shares Redeemed	(18,045,549)	(11,640,250)	(755,031)	(1,958,305)	(166,821)	(141,649)
Net increase (decrease) resulting from share transactions	(5,692,593)	(111,192)	1,070,693	(1,439,750)	1,341,308	523,860

(a)	Value of shares redeemed includes amounts for early redemption fees. See Note 7 in Notes to Financial Statements.

The accompanying Notes to Financial Statements are an integral part of these Statements.

Annual Report | December 31, 2025	11

HEARTLAND FUNDS	FINANCIAL HIGHLIGHTS

	Net asset value, beginning of period	Net investment income (loss)(a)(b)	Net realized and unrealized gains (losses)(c)	Total income (loss) from investment operations	Distributions from net investment income	Distributions from net realized gains on investments	Total distributions	Net asset value, end of period
MID CAP VALUE FUND
Investor Class
December 31, 2025	$13.47	$0.16	$(0.15)	$0.01	$(0.16)	$(0.12)	$(0.28)	$13.20
December 31, 2024	13.77	0.13	0.37	0.50	(0.11)	(0.69)	(0.80)	13.47
December 31, 2023	12.38	0.12	1.53	1.65	(0.09)	(0.17)	(0.26)	13.77
December 31, 2022	13.47	0.09	(0.50)	(0.41)	(0.07)	(0.61)	(0.68)	12.38
December 31, 2021	13.03	0.14	3.53	3.67	(0.12)	(3.11)	(3.23)	13.47
Institutional Class
December 31, 2025	$13.54	$0.19	$(0.14)	$0.05	$(0.20)	$(0.12)	$(0.32)	$13.27
December 31, 2024	13.85	0.17	0.36	0.53	(0.15)	(0.69)	(0.84)	13.54
December 31, 2023	12.44	0.15	1.56	1.71	(0.13)	(0.17)	(0.30)	13.85
December 31, 2022	13.53	0.13	(0.51)	(0.38)	(0.10)	(0.61)	(0.71)	12.44
December 31, 2021	13.08	0.18	3.54	3.72	(0.16)	(3.11)	(3.27)	13.53
VALUE PLUS FUND
Investor Class
December 31, 2025	$35.83	$0.20	$0.18	$0.38	$(0.22)	$–	$(0.22)	$35.99
December 31, 2024	37.02	0.16	(0.28)	(0.12)	(0.17)	(0.90)	(1.07)	35.83
December 31, 2023	36.87	0.32	0.36	0.68	(0.33)	(0.20)	(0.53)	37.02
December 31, 2022	39.68	0.19	(2.17)	(1.98)	(0.17)	(0.66)	(0.83)	36.87
December 31, 2021	39.55	0.31	9.54	9.85	(0.27)	(9.45)	(9.72)	39.68
Institutional Class
December 31, 2025	$35.54	$0.29	$0.18	$0.47	$(0.33)	$–	$(0.33)	$35.68
December 31, 2024	36.73	0.24	(0.25)	(0.01)	(0.28)	(0.90)	(1.18)	35.54
December 31, 2023	36.58	0.40	0.38	0.78	(0.43)	(0.20)	(0.63)	36.73
December 31, 2022	39.39	0.28	(2.16)	(1.88)	(0.27)	(0.66)	(0.93)	36.58
December 31, 2021	39.33	0.42	9.48	9.90	(0.39)	(9.45)	(9.84)	39.39
VALUE FUND
Investor Class
December 31, 2025	$47.78	$0.31	$7.38	$7.69	$(0.31)	$(4.40)	$(4.71)	$50.76
December 31, 2024	44.99	0.39	6.66	7.05	(0.39)	(3.87)	(4.26)	47.78
December 31, 2023	40.55	0.33	6.65	6.98	(0.33)	(2.21)	(2.54)	44.99
December 31, 2022	46.43	0.17	(4.83)	(4.66)	(0.17)	(1.05)	(1.22)	40.55
December 31, 2021	43.27	0.01	9.41	9.42	(0.07)	(6.19)	(6.26)	46.43
Institutional Class
December 31, 2025	$49.18	$0.40	$7.61	$8.01	$(0.40)	$(4.40)	$(4.80)	$52.39
December 31, 2024	46.19	0.49	6.84	7.33	(0.47)	(3.87)	(4.34)	49.18
December 31, 2023	41.58	0.42	6.82	7.24	(0.42)	(2.21)	(2.63)	46.19
December 31, 2022	47.58	0.23	(4.97)	(4.74)	(0.21)	(1.05)	(1.26)	41.58
December 31, 2021	44.21	0.08	9.62	9.70	(0.14)	(6.19)	(6.33)	47.58

The accompanying Notes to Financial Statements are an integral part of these Statements.

12	www.heartlandadvisors.com

HEARTLAND FUNDS	FINANCIAL HIGHLIGHTS

Total Return		Net assets, end of period (in thousands)	Percentage of expenses to average net assets	Percentage of net investment income (loss) to average net assets	Percentage of expenses to average net assets before waivers	Percentage of expenses to average net assets after waivers	Percentage of net investment income (loss) to average net assets before waiver	Percentage of net investment income (loss) to average net assets after waivers	Portfolio turnover rate(d)

0.12	%(e)	$180,424	N/A	N/A	1.21%	1.10%	1.07%	1.18%	72%
3.62	(e)	218,998	N/A	N/A	1.18	1.10	0.82	0.90	62
13.37	(e)	244,716	N/A	N/A	1.17	1.10	0.83	0.90	84
(3.01	)(e)	209,035	N/A	N/A	1.16	1.10	0.62	0.68	66
28.12	(e)	227,242	N/A	N/A	1.17	1.10	0.82	0.89	86

0.38	%(e)	$289,949	N/A	N/A	0.95%	0.85%	1.33%	1.42%	72%
3.81	(e)	372,948	N/A	N/A	0.99	0.85	1.03	1.16	62
13.72	(e)	382,875	N/A	N/A	0.95	0.85	1.03	1.13	84
(2.78	)(e)	141,756	N/A	N/A	1.04	0.85	0.78	0.98	66
28.39	(e)	81,916	N/A	N/A	0.98	0.85	1.04	1.17	86

1.06%		$158,600	1.22%	0.58%	N/A	N/A	N/A	N/A	67%
(0.31)		194,078	1.21	0.43	N/A	N/A	N/A	N/A	68
1.83		246,240	1.18	0.87	N/A	N/A	N/A	N/A	53
(4.95)		272,008	1.22	0.51	N/A	N/A	N/A	N/A	48
24.85		313,703	1.15	0.64	N/A	N/A	N/A	N/A	58

1.30%		$126,650	N/A	N/A	0.99%	0.99%	0.84%	0.84%	67%
(0.02)		88,094	N/A	N/A	0.94	0.94	0.68	0.68	68
2.11		143,926	N/A	N/A	0.92	0.92	1.09	1.09	53
(4.75)		164,367	N/A	N/A	1.01	0.99	0.74	0.76	48
25.11		174,912	N/A	N/A	0.92	0.92	0.88	0.88	58

15.98%		$695,571	1.09%	0.62%	N/A	N/A	N/A	N/A	44%
15.68		656,068	1.06	0.80	N/A	N/A	N/A	N/A	34
17.13		624,176	1.07	0.77	N/A	N/A	N/A	N/A	43
(9.99)		580,421	1.09	0.41	N/A	N/A	N/A	N/A	45
21.81		684,923	1.04	0.03	N/A	N/A	N/A	N/A	45

16.17%		$191,478	0.94%	0.79%	N/A	N/A	N/A	N/A	44%
15.88		113,785	N/A	N/A	0.91	0.91	0.98	0.98	34
17.31		82,682	N/A	N/A	0.89	0.89	0.95	0.95	43
(9.91)		60,379	N/A	N/A	0.98	0.98	0.52	0.52	45
21.96		67,901	N/A	N/A	0.92	0.92	0.15	0.15	45

(a)	Redemption fees represent less than $.01 on a per share basis.
(b)	Calculated using the average shares method.
(c)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(d)	Portfolio turnover rate is calculated at the Fund level.
(e)	Total returns would have been lower had various fees and expenses not been waived and reimbursed during the period.

The accompanying Notes to Financial Statements are an integral part of these Statements.

Annual Report | December 31, 2025	13

HEARTLAND FUNDS	NOTES TO FINANCIAL STATEMENTS

December 31, 2025

1. ORGANIZATION

Heartland Group, Inc. (the “Corporation”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”), as amended. The capital shares of the Mid Cap Value Fund, Value Plus Fund, and Value Fund (each a “Fund” and collectively, the “Funds”), each of which is a diversified fund, are issued by the Corporation. Each Fund has 150,000,000 shares authorized with a par value of $.001 per share and offers Investor Class and Institutional Class shares. Heartland Advisors, Inc. (the “Advisor”) serves as investment advisor to the Corporation.

Under the Corporation’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Corporation. In addition, in the normal course of business, the Corporation enters into contracts with its vendors and others that provide for general indemnifications. The Corporation’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Corporation.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of the financial statements. Each Fund is considered an investment company for financial reporting purposes under Generally Accepted Accounting Principles (“GAAP”). The Funds have applied the guidance of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”).

(a)	Portfolio securities traded on a national securities exchange or in the over-the-counter market are valued at the closing price on the principal exchange or market as of the close of regular trading hours on the day the securities are being valued, or, closing price on the composite market. Lacking any trades, securities are valued at the mean between the most recent quoted bid and asked prices on the principal exchange or market. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using exchange rates as of the close of the New York Stock Exchange (“NYSE”), or using methods determined by Heartland Advisors, Inc. (the “Advisor”) as the valuation designee of the Board of Directors of the Corporation (the “Board”) in accordance with policies and procedures adopted pursuant to Rule 2a-5 of the 1940 Act. The Funds may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to capture events occurring between the time a foreign exchange closes and the close of the NYSE, that may affect the value of the Funds’ securities traded on those foreign exchanges. These are generally categorized as Level 2 under GAAP. Debt securities purchased with maturities of 60 days or less are generally valued at acquisition cost, which approximates fair value, plus or minus any amortization or accretion, if applicable. Securities and other assets for which quotations are not readily available, are deemed unreliable, or have facts and circumstances that indicate otherwise, are valued at their fair value using methods determined by the Advisor as valuation designee, subject to the oversight of the Board. The Advisor may also make a fair value determination if it reasonably determines that a significant event, which materially affects the value of a security, occurs after the time at which the market price for the security is determined, but prior to the time at which a Fund’s net asset value is calculated. Fair valuation of a particular security is an inherently subjective process, with no single standard to utilize when determining a security’s fair value. As such, different mutual funds could reasonably arrive at a different fair value price for the same security. In each case where a security is fair valued, consideration is given to the facts and circumstances relevant to the particular situation. This consideration includes reviewing various factors set forth in the pricing procedures approved by the Board in accordance with Rule 2a-5 and other factors as warranted. In making a fair value determination, factors that may be considered, among others, include: the type and structure of the security; unusual events or circumstances relating to the security’s issuer; general market conditions; prior day’s valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; nature and duration of any restriction on disposition; trading activities; and prices of similar securities or financial instruments.

(b)	The Funds’ policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), that are applicable to regulated investment companies (“RICs”) and to distribute substantially all of their taxable income to their shareholders. The Funds accordingly pay no Federal income taxes, and no Federal income tax provision is recorded.

(c)	Net investment income, if any, is distributed to each shareholder as a dividend. Dividends from the Funds are declared and paid at least annually. Dividends from the Funds are recorded on ex-date and determined in accordance with tax regulations. Net realized gains on investments, if any, are distributed at least annually. During the fiscal year ended December 31, 2025, the Funds utilized earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. GAAP requires that permanent financial reporting and tax differences be reclassified based on their characterization for federal income tax purposes. Accordingly, at December 31, 2025, the following reclassifications were made to increase (decrease) such amounts:

	TOTAL DISTRIBUTABLE EARNINGS	PAID-IN CAPITAL
MID CAP VALUE FUND	$(3,429,806)	$3,429,806
VALUE PLUS FUND	–	–
VALUE FUND	(2,157,114)	2,157,114

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HEARTLAND FUNDS	NOTES TO FINANCIAL STATEMENTS

December 31, 2025

(d)	For financial reporting purposes, transactions are accounted for on trade date on the last business day of the reporting period. Net realized gains and losses on investments are computed on the identified cost basis. The portion of security gains and losses resulting from changes in foreign exchange rates is disclosed in the Statements of Operations. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Certain dividends from foreign securities will be recorded as soon as the Corporation is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. The Funds amortize premium and accrete discount on investments utilizing the effective interest method. Foreign dividend income may be subject to foreign withholding taxes. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations.

(e)	Investment income and realized and unrealized gains or losses on investments, options, and translation of assets in foreign currency are allocated to each Fund’s share class based on their respective net assets. The Funds and share classes are charged for those expenses that are directly attributable to them. Expenses that are not directly attributable to any one Fund are typically allocated among the Funds and respective share classes in proportion to their respective net assets, number of open shareholder accounts, number of funds, or some combination thereof, as applicable.

(f)	The Funds may invest a portion of their assets in Real Estate Investment Trusts (“REITs”) and are subject to certain risks associated with direct investment in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code, or its failure to maintain exemption from registration under the 1940 Act. A Fund’s investments in REITs may result in such Fund’s receipt of cash in excess of the REITs’ earnings. If the Fund receives such distributions all or a portion of these distributions will constitute a return of capital to such Fund. Receiving a return of capital distribution from REITs will reduce the amount of income available to be distributed to Fund shareholders. Income from REITs may not be eligible for treatment as qualified dividend income. As the final character of the distributions may not be known until reported by the REITs on their 1099s, the Funds may utilize an estimate for the current year character of distributions.

(g)	As of December 31, 2025, the Funds were not invested in any illiquid securities as defined pursuant to the Corporation’s Liquidity Risk Management Program (the “LRMP”).

(h)	Certain securities exempt from registration or issued in transactions exempt from registration under the Securities Act of 1933, as amended (the “Act”), such as securities issued pursuant to the resale limitations provided under Rule 144A or Regulation S under the Act, may be considered to be liquid under the LRMP. As of December 31, 2025, the Funds did not hold any restricted securities.

(i)	The Funds do not isolate the portion of the results of operations from changes in foreign exchange rates on investments from those resulting in market prices of securities held. These gains and losses are included in net realized gain (loss) on investments and net change in unrealized appreciation (depreciation) on investments on the Statement of Operations. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement date on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the respective Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities at the period end, resulting from changes in the exchange rate. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse political, social, regulatory, and economic developments. Foreign security prices can be affected by exchange rate and foreign currency fluctuations, less publicly available information, and different accounting, auditing, legal, and financial standards. Foreign investments may also be less liquid than investments in U.S. issuers. This risk may be heightened in emerging or developing markets. Foreign securities usually are generally denominated and traded in foreign currencies, while the Funds value assets in U.S. dollars. The exchange rates between foreign currencies and the U.S. dollar fluctuate continuously. As a result, the values of the Funds’ non-U.S. investments will be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar.

(j)	The Funds may participate in a variety of liquidity programs offered by ReFlow Fund, LLC. These include the ReFlow Redemption Service, which is designed to provide alternative sources of liquidity to funds experiencing net redemptions of their shares. The ReFlow Redemption Service provides participating funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed from the fund and settling the next business day, subject to certain limitations. Following purchases of fund shares, ReFlow then generally redeems those shares when a Fund experiences net sales, at the end of a maximum holding period determined by ReFlow, or at other times at ReFlow’s discretion. In the event a Fund uses the ReFlow Redemption Service, the Fund will pay a fee to ReFlow each time ReFlow purchases Fund shares, calculated by multiplying the value of shares ReFlow purchases by a rate determined through an automated daily auction. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a Fund.

Annual Report | December 31, 2025	15

HEARTLAND FUNDS	NOTES TO FINANCIAL STATEMENTS

December 31, 2025

During the year ended December 31, 2025, the Mid Cap Value Fund satisfied in-kind requests made by Reflow. Consideration paid and shares sold were as follows:

Fund	Date Range	Value of Cash and In-Kind Securities	Net Unrealized Gain of In-Kind Securities	Common Stock Shares Sold
Mid Cap Value Fund	February 2025	$6,127	$5,644	20
Mid Cap Value Fund	June 2025	4,240,351	2,732,901	36,772

(k)	The accompanying financial statements were prepared in conformity with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

(l)	The Funds use the management approach to determine reportable operating segments. The management approach considers the internal organization and reporting used by the Funds’ chief operating decision maker (“CODM”) for making decisions, allocating resources, and assessing performance. The Funds’ CODM has been identified as the Advisor, who reviews consolidated results presented within the Funds’ financial statements when making decisions about allocating resources and assessing performance of the Funds. The CODM determined that the Funds have only one operating segment as defined by ASU 2023-07. This is supported by the single investment strategy of the Funds, against which the CODM assesses performance.

(m)	In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. The Funds have adopted ASU 2023-09, which does not have a material impact on the Funds’ financial statements or disclosures.

3. FAIR VALUE MEASUREMENTS

The Funds follow GAAP, under which various inputs are used in determining the value of the Funds’ investments.

The basis of the hierarchy is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access at the measurement date.
Level 2 –	Other significant observable inputs include quoted prices which are not active, quoted prices for similar assets or liabilities in active markets, or inputs other than quoted prices that are observable (either directly or indirectly) for the asset or liability. Includes portfolio securities and other financial instruments lacking any sales referenced in Note 2.
Level 3 –	Significant unobservable prices or inputs (includes the Advisor’s own assumptions, as the Board’s valuation designee, in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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HEARTLAND FUNDS	NOTES TO FINANCIAL STATEMENTS

December 31, 2025

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2025:

MID CAP VALUE FUND

INVESTMENTS IN SECURITIES AT VALUE	LEVEL 1 - QUOTED AND UNADJUSTED PRICES	LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS(a)	LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS(b)	TOTAL
Common Stocks	$466,253,649	$–	$–	$466,253,649
Short-Term Investments	1,209,077	–	–	1,209,077
Total	$467,462,726	$–	$–	$467,462,726

VALUE PLUS FUND

INVESTMENTS IN SECURITIES AT VALUE	LEVEL 1 - QUOTED AND UNADJUSTED PRICES	LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS(a)	LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS(b)	TOTAL
Common Stocks	$284,850,750	$–	$–	$284,850,750
Short-Term Investments	419,139	–	–	419,139
Total	$285,269,889	$–	$–	$285,269,889

VALUE FUND

INVESTMENTS IN SECURITIES AT VALUE	LEVEL 1 - QUOTED AND UNADJUSTED PRICES	LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS(a)	LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS(b)	TOTAL
Common Stocks	$873,540,800	$–	$–	$873,540,800
Short-Term Investments	12,646,565	–	–	12,646,565
Total	$886,187,365	$–	$–	$886,187,365

(a)	For detailed industry descriptions and securities identified as Level 2 within the hierarchy, see the accompanying Schedules of Investments.
(b)	The Funds measure Level 3 activity as of the beginning and end of the financial period. For the year ended December 31, 2025, the Funds did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

4. DERIVATIVE INSTRUMENTS

GAAP requires enhanced disclosure about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position, performance, and cash flows. The Funds may invest in a broad array of financial instruments and securities, the value of which is “derived” from the performance of an underlying asset or a “benchmark” such as a security index, an interest rate, or a currency. In particular, each Fund may engage in transactions in options, and options on futures contracts (a) to hedge against anticipated declines in the market value of its portfolio securities or currencies and against increases in the market values of securities or currencies it intends to acquire, (b) to manage exposure to changing interest rates (duration management), (c) to enhance total return, or (d) to invest in eligible asset classes with a greater efficiency and lower cost than is possible through direct investment. Each Fund currently qualifies as a “limited derivatives user” under Rule 18f-4 of the 1940 Act and limits its derivatives exposure to 10% of its net assets.

Options can be highly volatile investments and involve certain risks. These strategies require the ability to anticipate future movements in securities prices, interest rates, currency exchange rates, and other economic factors. Attempts to use such investments may not be successful and could result in reduction of a Fund’s total return. Each Fund could experience losses if the prices of its options positions move in a direction different than anticipated, or if the Fund were unable to close out its positions due to disruptions in the market or lack of liquidity. Over-the-counter options generally involve greater credit and liquidity risks than exchange-traded options. Options traded on foreign exchanges generally are not regulated by U.S. authorities, and may offer less liquidity and less protection to a Fund if the other party to the contract defaults.

The Funds’ use of options and other investment techniques for hedging purposes involves the risk that changes in the value of a hedging investment will not match those of the asset or security being hedged. Hedging is the use of one investment to offset the effects of another investment. Imperfect or no correlation of the values of the hedging instrument and the hedged security or asset might occur because of characteristics of the instruments themselves or unrelated factors involving, for example, the markets on which the instruments are traded. As a result, hedging strategies may not always be successful. While hedging strategies can help reduce or eliminate portfolio losses, they can also reduce or eliminate portfolio gains.

Annual Report | December 31, 2025	17

HEARTLAND FUNDS	NOTES TO FINANCIAL STATEMENTS

December 31, 2025

Options Contracts

The Funds may enter into options transactions for hedging purposes and will not use these instruments for speculation. Each Fund may write covered put and call options on any securities or futures contracts in which it may invest, on any securities index based on or related to securities in which it may invest, or on any currency in which Fund investments may be denominated. A call option on an asset written by a Fund obligates the Fund to sell the specified asset to the holder (purchaser) at a stated price (the exercise price) if the option is exercised before a specified date (the expiration date). A put option on an asset written by a Fund obligates the Fund to buy the specified asset from the purchaser at the exercise price if the option is exercised before the expiration date. Premiums received when writing options are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses. Each Fund may also purchase put options on any securities or futures contracts in which it may invest, on any securities index based on or related to securities in which it may invest, or on any currency in which Fund investments may be denominated. A Fund may enter into closing transactions with respect to such options by writing an option identical to the one it has purchased (for exchange-listed options) or by entering into an offsetting transaction with the counterparty to such option (for OTC options). A Fund may also exercise such options or allow them to expire. The Value Fund was invested in options during the year ended December 31, 2025. The monthly average notional amount and monthly average number of contracts of written options held by the Value Fund during the year ended December 31, 2025 was $0 and 0, respectively. As of December 31, 2025, the Funds did not hold any options contracts.

The effect of derivatives instruments on the Statements of Operations for the year ended December 31, 2025 was as follows:

VALUE FUND		Realized Gain on Derivatives Recognized in Income	Change in Unrealized Loss on Derivatives Recognized in Income
Equity Contracts (Written Options)	Net realized gains (losses) on written options / Net change in unrealized appreciation (depreciation) on written options	$212,694	$(205,944)
Total		$212,694	$(205,944)

Offsetting Arrangements

Certain derivative contracts are executed under either standardized netting agreements or, for exchange-traded derivatives, the relevant contracts for a particular exchange which contain enforceable netting provisions. A derivative netting arrangement creates an enforceable right of set-off that becomes effective, and affects the realization of settlement on individual assets and liabilities, only following a specified event of default or early termination. There are no derivative financial instruments that are subject to enforceable netting arrangements or other similar agreements as of December 31, 2025.

5. SECURITIES LENDING

The Funds entered into an agreement with the Lending Agent, dated November 30, 2011, as amended (“Securities Lending Agreement”), that provided securities lending services to the Funds. Under this program, the proceeds (cash collateral) received from borrowers were used to invest in money market funds. Under the Securities Lending Agreement, the borrowers may pay the Funds negotiated lender fees and the Funds receive cash collateral in an amount equal to not less than 102% of the value of loaned securities. The borrower pays fees at the Funds’ direction to the Lending Agent. Although the risk of lending is generally mitigated by the collateral, the Funds could experience a delay in recovering securities and a possible loss of income or value if the borrower fails to return them. The agreement provided the right in the event of default for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a counterparty’s bankruptcy or insolvency. Under the agreement, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

For the period from January 1, 2025 through May 7, 2025, only the Mid Cap Value Fund had securities on loan.

On May 7, 2025, the Funds terminated their Securities Lending Agreement with Brown Brothers Harriman & Co. The Funds did not have any securities on loan as of December 31, 2025.

6. INVESTMENT MANAGEMENT FEES AND TRANSACTIONS WITH RELATED PARTIES

The Corporation entered into an investment advisory agreement with the Advisor to serve as investment advisor and manager to the Funds (the “Advisory Agreement”). The Mid Cap Value Fund pays the Advisor a monthly management fee at the annual rate of 0.75% of the average daily net assets, the Value Plus Fund pays the Advisor a monthly management fee at the annual rate of 0.70% of the average daily net assets, and the Value Fund pays the Advisor a monthly management fee at the annual rate of 0.75% of the average daily net assets.

18	www.heartlandadvisors.com

HEARTLAND FUNDS	NOTES TO FINANCIAL STATEMENTS

December 31, 2025

The Advisor has contractually agreed to waive its management fees and/or reimburse expenses of the Mid Cap Value Fund to ensure that the Fund’s total annual fund operating expenses do not exceed 1.10% of the Fund’s average daily net assets for the Investor Class Shares and 0.85% for the Institutional Class Shares through at least April 5, 2027, and subject thereafter to annual renewal of the agreement by the Board. The operating expense limitation agreement can be terminated only with the consent of the Board. For the year ended December 31, 2025, expenses of $238,385 for Investor Class and $319,707 for Institutional Class were waived by the Advisor. The Advisor may not recoup amounts previously waived or reimbursed.

The Advisor has voluntarily agreed to waive fees and/or reimburse certain expenses with respect to the Institutional Class Shares of the Value Plus Fund, to the extent necessary to maintain the Institutional Class total annual fund operating expenses at a ratio of 0.99% of average daily net assets. This voluntary waiver/reimbursement may be discontinued at any time. For the year ended December 31, 2025, expenses of $0 for the Institutional Class Shares of the Value Plus Fund were waived by the Advisor. The Advisor may not recoup amounts previously waived or reimbursed.

The Corporation has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, as amended (the “Plan”). Pursuant to the Plan, the Investor Class pays the Funds’ distributor, ALPS Distributors, Inc. (the “Distributor”), an amount up to 0.25% of the average daily net assets of the Investor Class Shares of such Fund (limited to actual costs incurred), computed on an annual basis and paid monthly, for distributing Fund shares and providing shareholder services. Any fees paid to the Distributor under the Plan that are not used during a calendar year are reimbursed to the respective Fund’s Investor Class. Institutional Class shares are not subject to 12b-1 fees. During the year ended December 31, 2025, $457,022 of distribution related expenses incurred by the Advisor were reimbursed by fees collected under the Plan. The Advisor and/or Distributor may also contractually commit to pay these fees to other third parties who agree to provide various services to their customers who hold Fund shares. Fees paid pursuant to any such contractual commitment are not subject to reimbursement. The Distributor receives a fee for providing distribution services based on an annual rate of $225,000 for all Funds, plus 1/10 basis point for each Fund’s annual net assets.

Transfer agent, fund accounting and fund administration services are provided by ALPS Fund Services, Inc. (“ALPS”). ALPS is an affiliate of the Distributor. From its own assets, the Advisor may pay retirement plan service providers, brokers, banks, financial advisors, and other financial intermediaries’ fees for providing recordkeeping, sub-accounting, marketing, and other administrative services to their customers in connection with investment in the Funds. These fees may be in addition to any distribution, administrative, or shareholder servicing fees paid from the Funds’ assets to these financial intermediaries.

Officers and certain directors of the Corporation are also officers and/or directors of the Advisor; however, they receive no compensation from the Funds.

7. EARLY REDEMPTION FEE

To discourage market timing and other short-term trading, certain shares of the Funds that are redeemed or exchanged within 10 days are assessed a 2% fee on the current net asset value of the shares. The fee applies to shares being redeemed or exchanged in the order in which they are purchased, treating shares that have been held the longest in an account as being redeemed first. The fee is retained by the applicable Fund for the benefit of the remaining shareholders. For financial statement purposes, these amounts are included in the Statements of Assets and Liabilities as “paid-in capital”. The Funds retained redemption fees during the year ended December 31, 2025, as follows:

	MID CAP VALUE FUND	VALUE PLUS FUND	VALUE FUND
Investor Class	$2,319	$29	$262
Institutional Class	784	15	–
Total	$3,103	$44	$262

8. INVESTMENT TRANSACTIONS

During the year ended December 31, 2025, the cost of purchases and proceeds from sales of securities (excluding in-kind transactions and securities maturing less than one year from acquisition) are noted below. During the same period, there were no purchases of long-term U.S. Government obligations.

	COST OF PURCHASES	PROCEEDS FROM SALES
MID CAP VALUE FUND	$382,146,300	$500,037,151
VALUE PLUS FUND	192,484,869	188,427,209
VALUE FUND	347,218,549	352,809,751

Annual Report | December 31, 2025	19

HEARTLAND FUNDS	NOTES TO FINANCIAL STATEMENTS

December 31, 2025

During the year ended December 31, 2025, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	COST OF PURCHASES	PROCEEDS FROM SALES
MID CAP VALUE FUND	$–	$4,246,478
VALUE PLUS FUND	–	–
VALUE FUND	–	–

For the year ended December 31, 2025, the Mid Cap Value Fund had in-kind net gains of $2,738,545.

9. FEDERAL INCOME TAX INFORMATION

The Funds have qualified and intend to qualify as RICs under Subchapter M of the Code for federal income tax purposes and to distribute substantially all taxable income and net capital gains. Passive foreign investment companies, foreign currency, and certain other investments could create book tax differences that may have an impact on the character of each Fund’s distributions.

As of and during the year ended December 31, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The amount of net unrealized appreciation/(depreciation) and the cost of investment securities for tax purposes, including short-term securities as of December 31, 2025, are displayed in the table below.

	TAX COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET APPRECIATION/ (DEPRECIATION) OF FOREIGN CURRENCY	NET TAX UNREALIZED APPRECIATION/ (DEPRECIATION)
MID CAP VALUE FUND	$416,745,154	$67,932,359	$(17,214,787)	$–	$50,717,572
VALUE PLUS FUND	249,029,013	44,809,818	(8,568,942)	–	36,240,876
VALUE FUND	619,382,506	290,275,203	(23,470,344)	314	266,805,173

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to tax deferral of losses in wash sales.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2025 is as follows:

	DISTRIBUTIONS PAID FROM
	ORDINARY INCOME	NET LONG-TERM CAPITAL GAIN	TOTAL TAXABLE DISTRIBUTIONS
MID CAP VALUE FUND	$6,545,631	$4,369,876	$10,915,507
VALUE PLUS FUND	2,127,639	–	2,127,639
VALUE FUND	6,018,993	68,671,013	74,690,006

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2024 is as follows:

	DISTRIBUTIONS PAID FROM
	ORDINARY INCOME	NET LONG-TERM CAPITAL GAIN	TOTAL TAXABLE DISTRIBUTIONS
MID CAP VALUE FUND	$5,691,584	$28,636,490	$34,328,074
VALUE PLUS FUND	1,599,438	6,952,966	8,552,404
VALUE FUND	5,938,195	57,471,765	63,409,960

20	www.heartlandadvisors.com

HEARTLAND FUNDS	NOTES TO FINANCIAL STATEMENTS

December 31, 2025

As of December 31, 2025, the components of distributable earnings (deficit) on a tax basis were as follows:

	OVER/UNDISTRIBUTED NET INVESTMENT INCOME	ACCUMULATED NET REALIZED GAIN/(LOSS) ON INVESTMENTS	NET UNREALIZED APPRECIATION/(DEPRECIATION) ON INVESTMENTS	OTHER TIMING DIFFERENCES	TOTAL
MID CAP VALUE FUND	$255,475	$(3,405,049)	$50,717,572	$–	$47,567,998
VALUE PLUS FUND	68,723	(14,690,989)	36,240,876	–	21,618,610
VALUE FUND	–	(822,638)	266,805,173	(75,485)	265,907,050

Capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration. As of December 31, 2025, the following amounts are available as carry forwards.

	SHORT TERM	LONG TERM
MID CAP VALUE FUND	$2,113,818	$607,274
VALUE PLUS FUND	14,690,989	–
VALUE FUND	–	–

The Value Plus Fund used capital loss carryovers during the year ended December 31, 2025 in the amount of $1,462,268.

The Mid Cap Value Fund elects to defer to the year ending December 31, 2026, capital losses recognized during the period November 1, 2025 through December 31, 2025 in the amount of $683,957.

The Value Fund elects to defer to the year ending December 31, 2026, capital losses recognized during the period November 1, 2025 through December 31, 2025 in the amount of $822,638. The Value Fund elects to defer to the year ending December 31, 2026, late year ordinary losses in the amount of $75,485.

10. TRANSACTIONS WITH AFFILIATES

The following investments were in companies deemed “affiliated” (as defined in Section 2(a)(3) of the 1940 Act) with the Value Fund; that is, a specific Fund held 5% or more of their outstanding voting securities during the year ended December 31, 2025. The Value Fund had no investments in companies deemed an affiliate as of December 31, 2025.

INVESTMENTS NO LONGER AFFILIATED AS OF DECEMBER 31, 2025 – VALUE FUND

SECURITY NAME	FAIR VALUE AS OF DECEMBER 31, 2024	PURCHASES	SALES	FAIR VALUE AS OF DECEMBER 31, 2025	SHARE BALANCE AS OF DECEMBER 31, 2025	DIVIDENDS	CHANGE IN UNREALIZED GAIN (LOSS)	REALIZED GAIN/LOSS
Star Equity Holdings, Inc.(c)	$3,194,601	$–	$(2,347,447)	$140,186	12,461	$–	$5,982,740	$(6,689,708)
Total				$140,186	12,461	$–	$5,982,740	$(6,689,708)

(c)	Formerly known as Hudson Global, Inc. prior to merger into Star Equity Holdings, Inc. on August 22, 2025. Prior to September 5, 2025, the company was deemed affiliated.

The Mid Cap Value and Value Plus Fund had no transactions with affiliates during the year ended December 31, 2025.

11. SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Annual Report | December 31, 2025	21

HEARTLAND FUNDS	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of

Heartland Group, Inc.

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Heartland Group, Inc. comprising Heartland Mid Cap Value Fund, Heartland Value Plus Fund, and Heartland Value Fund (the “Funds”), as of December 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2016.

COHEN & COMPANY, LTD.

Cleveland, Ohio

February 17, 2026

22	www.heartlandadvisors.com

HEARTLAND FUNDS	ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

December 31, 2025 (Unaudited)

There have been no changes in or disagreements with the accountants as contemplated by Item 304 of Regulation S-K.

Annual Report | December 31, 2025	23

HEARTLAND FUNDS	ITEM 9 – PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

December 31, 2025 (Unaudited)

Not applicable.

24	www.heartlandadvisors.com

HEARTLAND FUNDS	ITEM 10 – REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

December 31, 2025 (Unaudited)

Information regarding any Renumeration paid to Directors, Officers and Others is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this report.

Annual Report | December 31, 2025	25

HEARTLAND FUNDS	ITEM 11 – STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

December 31, 2025 (Unaudited)

Not applicable.

26	www.heartlandadvisors.com

Heartland Advisors’ commitment to you:

Striving to achieve superior investment results and outstanding client service

Fundamental Research

We are committed to discovering opportunities through extensive fundamental analysis

Seasoned Investment Team

We leverage our investment team’s decades of experience to uncover out-of-favor, financially sound, and undervalued companies

Consistent and Disciplined Approach

We consistently adhere to our clearly defined, time-tested investment process driven by Heartland’s 10 Principles of Value InvestingTM

An investor should consider the Funds’ investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the Funds’ prospectus. To obtain a prospectus, please call 1-800-432-7856 or visit www.heartlandadvisors.com. Please read the prospectus carefully before investing.

Distributed by ALPS Distributors, Inc.	HLF007344/0227

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There have been no changes in or disagreements with the accountants as contemplated by Item 304 of Regulation S-K.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Information regarding any Remuneration Paid to Directors, Officers, and Others is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this report.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchases.

Not applicable to Registrant.

Item 15.	Submission of Matters to a Vote of Security Holders.

No material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Directors have been implemented after the Registrant’s last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16.	Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	No changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	The Code of Ethics that is the subject of this disclosure required by Item 2 is attached hereto.

(a)(2)	Not applicable.

(a)(3)	A separate certification for the Registrant’s Principal Executive Officer and Principal Financial Officer as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are attached hereto as Ex99.Cert.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	The certifications by the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) of the 1940 Act, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HEARTLAND GROUP, INC.

By:	/s/ William R. Nasgovitz
William R. Nasgovitz
President and Chief Executive Officer

Date:	February 20, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ William R. Nasgovitz
William R. Nasgovitz
President and Chief Executive Officer

Date:	February 20, 2026

By:	/s/ Nicole J. Best
Nicole J. Best
Treasurer & Principal Accounting Officer

Date:	February 20, 2026